SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 3,472	$ 3,767
Finished goods	469,918	559,659
Cost of projects	40,815	67,172
Inventories, gross	514,205	630,598
Allowance for slow-moving or obsolete inventories	(157,847)	(103,940)
Inventories, net	$ 356,358	$ 526,658